Segment Reporting (Details)	6 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Description of segment reporting	The Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and accessing performance of the Company as a whole and hence, the Company has only one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Reportable segment	1